Related Party Transactions	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

9. RELATED PARTY TRANSACTIONS

The Company has entered into several transactions with a director and an officer. Descriptions of the related party transactions are as follows:

●	The Company made direct revenue sales to Dr. William Jow, the Company’s CEO effective October 1, 2016, in the amount of approximately $24,000, $18,000 and $36,000 during the years ended March 31, 2019, 2018 and 2017, respectively. There was a trade receivable balance of approximately $0 and $0 as of March 31, 2019 and 2018, respectively, related to these transactions. As of March 31, 2019 and 2018, respectively, the Company has an outstanding liability to Dr. William Jow in the amount of $16,500 and $14,500 for compensation and expense reimbursements. See also Note 6 for stock options issued to the CEO during the year ending March 31, 2018.

●	The Company made a direct sale to Medifocus Asia, Ltd., in the amount of approximately $17,200, $0 and $232,000 during the years ended March 31, 2019, 2018 and 2017, respectively. There was a trade receivable balance of approximately $0 and $0 as of March 31, 2019 and 2018, respectively. Mr. Augustine Chow and Mr. Raymond Tong, both directors of Medifocus, Inc, are also directors of Medifocus Asia, Ltd. Additionally, Mr. Augustine Chow and Mr. Raymond Tong have significant investments in Medifocus Asia, Ltd.

●	The Company has accrued compensation expenses owed to the CFO and the board of directors as of March 31, 2019 and 2018 as follows: The amounts are unsecured, due on demand and bear no interest.

	CFO	Directors
2019	$126,000	$475,000
2018	$109,000	$415,000

●	During the year ended March 31, 2018, the Company settled a $50,000 convertible debt and $16,304 in related accrued interest charges due to Douglas Liu, Vice President of Finance, for 1,657,595 shares issuable. During the year ended March 31, 2019 an additional 325,157 shares issuable were granted for additional interest costs. See Note 5.

●	Augustine Chow, a director of Medifocus Inc, is also a director of Gwyneth Gold Limited which has a substantial investment in the Company. Additionally, Gwyneth Gold Limited is the holder of a $790,000 convertible note with the company and is owed $410,687 in accrued interest as of March 31, 2019. See Note 5.

●	During the year ended March 31, 2019, directors and CFO settled CA$400,000 ($304,923) of debt for 8,000,000 shares issuable. See Note 6.